COMMITMENTS AND CONTINGENCIES - Lease Commitment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rent expenses under operating leases	$ 5,258	$ 4,282	$ 4,247
Future minimum lease payments under non-cancellable operating lease agreements
2019	4,646
2020	2,153
2021	740
Total	7,539
Assets, cost value	1,760
Assets, accumulated depreciation	14
Minimum future lease payments under the capital leases
2019	369
2020	367
2021	362
2022	321
2023	185
2024	34
Total minimum lease payments	1,638
Less amount representing interest	(183)
Present value of minimum lease payments	1,455
Less current portion of minimum lease	(299)
Long-term present value of minimum lease payment	$ 1,156
Maximum
Minimum future lease payments under the capital leases
Capital leases, interest rate	7.40%
Minimum
Minimum future lease payments under the capital leases
Capital leases, interest rate	4.30%